Loans and Allowance for Credit Losses - Total Loans Outstanding by Portfolio Segment and Class of Financing Receivable (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2012 USD ($)
Accounts Notes And Loans Receivable [Line Items]
Claim Amount	$ 347
Percentage covered loss, Reimbursement	80.00%
Non- Reimbursable Amount	$ 504
Insurance Settlement [Member]
Accounts Notes And Loans Receivable [Line Items]
Claim Amount	$ 347
Percentage covered loss, Reimbursement	80.00%
Non- Reimbursable Amount	$ 504